BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings [abstract]
Schedule of borrowings
Borrowings are comprised of the following for the years ended:

		December 31, 2018		December 31, 2017
	Maturity	Weighted average effective interest rate	$	Weighted average effective interest rate	$
Senior Unsecured Notes (a)	October 2026	7.00%	245,252	—	—
2018 Credit Facility (b)	June 2023	4.26%	219,084	—	—
2014 Revolving Credit Facility (c)	Repaid in 2018	4.91%	—	3.39%	254,773
2018 Powerband Credit Facility (d)	Various until August 2023	9.91%	16,338	—	—
Powerband Revolving Line of Credit (e)	Repaid in 2018	9.15%	—	8.75%	9,563
2018 Capstone Credit Facility (f)	June 2023	7.63%	7,585	—	—
Forgivable government loans (g)	January 2024 and 2026	1.25%	6,014	1.25%	4,660
Finance lease liabilities (h)	Various until June 2022	3.82%	5,712	3.11%	8,817
Term and other loans (i)	Repaid in 2018	—	—	9.05%	1,650
Total borrowings			499,985		279,463
Less: current borrowings			14,389		14,979
Total long-term borrowings			485,596		264,484
The aggregate principal amounts of the related borrowings in the table above are presented net of debt issuance costs of $7.1 million and $1.4 million as of December 31, 2018 and 2017, respectively, and imputed interest of $0.4 million and $0.3 million December 31, 2018 and 2017, respectively, totalling $6.7 million and $1.1 million as of December 31, 2018 and 2017, respectively.

Schedule of repayments of borrowings
Repayments of borrowings are due as follows:

	Finance lease liabilities	Other borrowings
	$	$
2019	1,627	12,948
2020	839	13,631
2021	688	17,006
2022	2,914	18,780
2023	136	188,223
Thereafter	34	250,826
Total payments	6,238	501,414
Interest expense included in minimum lease payments	526	—
Total	5,712	501,414
The maturity analysis for financial liabilities and finance lease liabilities is as follows for the years ended:

	Non-controlling interest put options	Other borrowings	Interests on other borrowings	Finance lease liabilities	Accounts payable and accrued liabilities (1)	Total
	$	$	$	$	$	$
December 31, 2018
Current maturity	—	12,948	29,548	1,627	135,644	179,767
2020	—	13,631	29,360	839	—	43,830
2021	—	17,006	28,599	688	—	46,293
2022	—	18,780	28,005	2,914	—	49,699
2023	—	188,223	22,003	136	—	210,362
2023 and thereafter	10,499	250,826	48,806	34	—	310,165
	10,499	501,414	186,321	6,238	135,644	840,116

	Call option redemption liability	Other long-term borrowings	Interests on other borrowings	Finance lease liabilities	Accounts payable and accrued liabilities (1)	Total
	$	$	$	$	$	$
December 31, 2017
Current maturity	12,725	10,348	7,068	4,891	85,982	121,014
2019	—	257,116	6,703	1,047	—	264,866
2020	—	1,238	5,025	471	—	6,734
2021	—	1,278	4,512	406	—	6,196
2022	—	921	3,235	2,645	—	6,801
2022 and thereafter	—	1,381	1,341	—	—	2,722
	12,725	272,282	27,884	9,460	85,982	408,333

(1)	Excludes employee benefits

Schedule of carrying amounts of assets under lease serving as security for finance lease liabilities
The finance lease liabilities are secured by the assets under lease with the following carrying amounts included in property, plant and equipment for the years ended:

	December 31, 2018	December 31, 2017
	$	$
Buildings	1,526	1,978
Manufacturing equipment (1)	18,233	19,304
Furniture, office equipment, and other	301	—
	20,060	21,282

(

Schedule of changes in Company's liabilities arising from financing activities
The changes in the Company’s liabilities arising from financing activities can be classified as follows:

	Borrowings, non-current (excluding finance lease liabilities)	Borrowings, current (excluding finance lease liabilities)	Finance lease liabilities	Total
	$	$	$	$
Balance as of December 31, 2016	163,648	1,912	14,265	179,825
Cash flows:
Proceeds	225,498	31,523	—	257,021
Repayments	(132,273)	(24,112)	(5,722)	(162,107)
Debt issuance costs	(683)	—	—	(683)
Non-cash:
New finance leases	—	—	276	276
Additions through business acquisitions	—	559	—	559
Amortization of debt issuance costs	651	—	—	651
Foreign exchange and other	3,675	248	(2)	3,921
Reclassification	(216)	216	—	—
Balance as of December 31, 2017	260,300	10,346	8,817	279,463

	Borrowings, non-current (excluding finance lease liabilities)	Borrowings, current (excluding finance lease liabilities)	Finance lease liabilities	Total
	$	$	$	$
Balance as of December 31, 2017	260,300	10,346	8,817	279,463
Cash flows:
Proceeds	942,881	49,036	—	991,917
Repayments	(710,567)	(47,109)	(4,946)	(762,622)
Debt issuance costs	(7,862)			(7,862)
Non-cash:
New finance leases	—	—	1,585	1,585
Additions through business acquisitions	346	728	200	1,274
Amortization of debt issuance costs	861	—	—	861
Write-off of debt issuance costs	1,045	—	—	1,045
Foreign exchange and other	(5,009)	(723)	56	(5,676)
Reclassification	(670)	670	—	—
Balance as of December 31, 2018	481,325	12,948	5,712	499,985